Lease - Summary of lease cost (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
Operating leases cost excluding short-term rental expense	¥ 4,142	$ 650
Short-term lease cost	21,628	3,394
Total	¥ 25,770	$ 4,044